Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 76,688	$ 10,801	¥ 79,104	¥ 83,710
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2 years	2 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	15 years	15 years
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 76,690	$ 10,800	¥ 79,100	¥ 83,710